Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Floating Rate Fund-Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
T. Rowe Price Floating Rate Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
T. Rowe Price Floating Rate Fund-Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,275
T. Rowe Price Floating Rate Fund-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26